OTHER LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Repayment schedule (carrying amount):
Total	$ 283,765	$ 245,821
JPY [Member]
Debt Instrument [Line Items]
Interest rate	1.95
Repayment schedule (carrying amount):
2021	$ 23,715
2022	23,715
2023	23,715
2024	23,715
2025	11,859
Total	$ 106,719